Inventories (Tables)	12 Months Ended
Nov. 30, 2024
Classes of current inventories [abstract]
Summary of detailed information about inventories

	2024	2023

Raw materials	$1,473	$2,262

Work in progress	2,558	1,708

Finished goods	1,250	2,096

	$5,281	$6,066